Accounts payable and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade accounts payable	$ 5,719	$ 1,045
Accrued contract research	0	447
Employee-related accruals	3,367	808
Restructuring (note 18)	732	567
Interest payable (notes 4 and 11)	125	1,334
Other accrued liabilities	4,060	233
Total	$ 14,003	$ 4,434